COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	May 31, 2014	Nov. 30, 2013	Nov. 30, 2012
Commitments And Contingencies Details Narrative
Accrued salary owed to company president	$ 38,852	$ 26,352	$ 2,352